Schedule of investments
Delaware Global Real Estate Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 99.83%Δ
Australia − 3.40%
Charter Hall Group	24,938	$ 178,777
Goodman Group	31,515	423,651
HealthCo REIT	107,897	94,517
Lifestyle Communities	9,326	97,843
National Storage REIT	124,468	195,382
NEXTDC †	16,665	140,532
		1,130,702
Belgium − 1.11%
Aedifica	1,305	83,685
Warehouses De Pauw CVA	10,358	284,458
		368,143
Canada − 2.33%
Boardwalk Real Estate Investment Trust	4,479	210,265
Canadian Apartment Properties REIT	10,026	384,920
InterRent Real Estate Investment Trust	18,639	180,375
		775,560
China/Hong Kong − 0.20%
China Resources Land	16,000	68,091
		68,091
France − 0.83%
Gecina	1,404	149,776
Unibail-Rodamco-Westfield †	2,359	124,424
		274,200
Germany − 1.45%
LEG Immobilien †	2,831	163,345
Vonovia	16,228	316,927
		480,272
Hong Kong − 4.92%
CK Asset Holdings	29,000	161,146
Link REIT	85,266	474,686
Sun Hung Kai Properties	57,500	726,490
Wharf Real Estate Investment	54,000	270,938
		1,633,260
Japan − 9.70%
Japan Real Estate Investment	53	201,695
Mitsubishi Estate	46,650	554,217
Mitsubishi Estate Logistics REIT Investment	96	275,350
Nippon Prologis REIT	174	349,705
Nomura Real Estate Master Fund	494	569,772
Sekisui House	5,800	117,158
Sumitomo Forestry	4,500	109,303
Sumitomo Realty & Development	18,900	468,360
Tokyu REIT	152	203,090
United Urban Investment	368	371,461
		3,220,111
	Number of shares	Value (US $)
Common StocksΔ (continued)
Mexico − 0.63%
Corp Inmobiliaria Vesta ADR †	6,493	$ 209,204
		209,204
Singapore − 3.61%
CapitaLand Ascendas REIT	247,900	500,355
CapitaLand Ascott Trust	5,176	4,149
Mapletree Logistics Trust	361,100	434,312
Mapletree Pan Asia Commercial Trust	215,900	259,733
		1,198,549
Spain − 1.29%
Cellnex Telecom 144A #	7,285	294,341
Inmobiliaria Colonial Socimi	22,306	135,249
		429,590
Sweden − 1.20%
Castellum	12,134	116,153
Fabege	14,890	107,273
Fastighets Balder Class B †	28,721	105,164
Wihlborgs Fastigheter	9,620	69,632
		398,222
United Kingdom − 4.12%
Big Yellow Group	20,738	282,987
Derwent London	4,075	106,073
Land Securities Group	28,740	210,143
Segro	34,178	311,697
Shaftesbury Capital	76,418	111,705
UNITE Group	31,107	344,584
		1,367,189
United States − 65.04%
Agree Realty	8,569	560,327
Alexandria Real Estate Equities	6,508	738,593
American Homes 4 Rent Class A	14,923	529,020
American Tower	1,553	301,189
Americold Realty Trust	22,943	741,059
Digital Realty Trust	11,424	1,300,851
DigitalBridge Group	5,347	78,654
Equinix	2,643	2,071,953
Equity LifeStyle Properties	9,332	624,218
Equity Residential	11,096	732,003
Extra Space Storage	6,136	913,344
Federal Realty Investment Trust	5,913	572,201
Healthcare Realty Trust	17,360	327,410
Healthpeak Properties	24,412	490,681
Invitation Homes	28,321	974,242
Kite Realty Group Trust	37,700	842,218
Life Storage	5,976	794,569
Prologis	15,921	1,952,392
Public Storage	2,643	771,439
Realty Income	22,897	1,369,012
Rexford Industrial Realty	5,602	292,536
Ryman Hospitality Properties	2,417	224,588
Simon Property Group	3,297	380,738
Sun Communities	4,624	603,247
NQ- IV015 [0623] 0823 (3049567)    1

Schedule of investments
Delaware Global Real Estate Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
UDR	10,111	$ 434,369
VICI Properties	32,868	1,033,041
Welltower	21,327	1,725,141
Xenia Hotels & Resorts	17,553	216,077
		21,595,112
Total Common Stocks (cost $32,224,975)		33,148,205

Total Value of Securities−99.83% (cost $32,224,975)		33,148,205
Receivables and Other Assets Net of Liabilities — 0.17%		56,799
Net Assets Applicable to 3,914,250 Shares Outstanding — 100.00%	$33,205,004

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $294,341, which represents 0.89% of the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
CVA – Certified Dutch Certificate
REIT – Real Estate Investment Trust

2    NQ- IV015 [0623] 0823 (3049567)